Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended
		Dec. 16, 2020	Nov. 24, 2020
Number of shares issued during period, value	[1]		$ 25,000
Maximum shares subject to forfeiture			843,750
Promissory Note [Member] | Related Party [Member]
Debt instrument, principal amount			$ 150,000
Debt instrument, outstanding value			$ 6,051
Debt instrument, description			The Promissory Note is non-interest bearing and payable on the earlier of (i) April 30, 2021, (ii) the consummation of the Proposed Public Offering or (ii) the date on which the Company determines not to proceed with the Proposed Public Offering.
Related Party Loans [Member]
Related party loans, description			The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender's discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Units. To date, the Company had no borrowings under the Working Capital Loans.
Debt conversion of convertible debt			$ 1,500,000
Debt conversion price per share			$ 10.00
Sponsor [Member]
Maximum shares subject to forfeiture		843,750
Subsequent Event [Member]
Stock dividend per share		$ 0.125
Subsequent Event [Member] | Sponsor [Member]
Number of shares issued during period, shares		6,468,750
Maximum shares subject to forfeiture		843,750
Founder Shares [Member]
Number of shares issued during period, shares			5,750,000
Number of shares issued during period, value			$ 25,000
Maximum shares subject to forfeiture			750,000

[1]	Includes 575,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).